STOCK, OPTIONS AND WARRANTS (Narrative) (Details) (USD $)	1 Months Ended					6 Months Ended	12 Months Ended				1 Months Ended												1 Months Ended			6 Months Ended							3 Months Ended
	Apr. 30, 2014	Mar. 31, 2013	Mar. 31, 2013	Sep. 30, 2009	Dec. 31, 2008	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 19, 2013	Jul. 31, 2008	Mar. 31, 2012 Convertible Debt [Member]	Feb. 29, 2012 Convertible Debt [Member]	Aug. 31, 2011 Convertible Debt [Member]	Sep. 30, 2009 Minimum [Member]	Jul. 31, 2008 Minimum [Member]	Sep. 30, 2009 Maximum [Member]	Jul. 31, 2008 Maximum [Member]	Jul. 31, 2008 Warrants Exercise Price One [Member]	Jul. 31, 2008 Warrants Exercise Price Two [Member]	Jul. 31, 2008 Warrants Exercise Price Three [Member]	Jul. 31, 2008 Warrants Exercise Price Four [Member]	Jul. 31, 2008 Warrants Exercise Price Five [Member]	Jul. 31, 2009 Selling Stockholder [Member]	Jul. 31, 2008 Selling Stockholder [Member]	Dec. 31, 2008 Consulting Agreements [Member]	Jun. 30, 2014 Consulting Agreements [Member]	Jul. 31, 2008 Consulting Agreements [Member]	Jul. 31, 2008 Consulting Agreements [Member] Warrants Exercise Price One [Member]	Jul. 31, 2008 Consulting Agreements [Member] Warrants Exercise Price Two [Member]	Jul. 31, 2008 Consulting Agreements [Member] Warrants Exercise Price Three [Member]	Jul. 31, 2008 Consulting Agreements [Member] Warrants Exercise Price Four [Member]	Jul. 31, 2008 Consulting Agreements [Member] Warrants Exercise Price Five [Member]	Dec. 31, 2009 Letter Agreement [Member]	Jul. 17, 2009 Letter Agreement [Member]	Sep. 30, 2009 Mr. Parish [Member]	Sep. 30, 2009 Mr. Garcia [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					100,000																			2,000,000	100,000
Expiration term																								10 years
Number of shares called by warrants				2,100,000			20,000,000		20,000,000	2,100,000																	2,100,000							300,000
Warrant, exercise price						$ 0.05	$ 0.05	$ 0.50	$ 0.05					$ 0.10	$ 0.10	$ 2.00	$ 2.00	$ 0.10	$ 0.50	$ 1.00	$ 1.50	$ 2.00						$ 0.10	$ 0.50	$ 1.00	$ 1.50	$ 2.00	$ 0.50	$ 0.50
Compensation cost					$ 57,644																				$ 57,644
Consulting expense																							12,600										12,600
Stock price per share					$ 1.01																			$ 3.00	$ 1.01								$ 0.17	$ 0.17
Volatility rate																							88.00%										88.00%
Expected term																							1750 days										1750 days
Risk free interest rate																							2.31%										2.31%
Number of shares held by third parties				8,278,872
Cash paid to shareholders																																			250,000	250,000
Shares of Arrayit Corporation shares issued to shareholders																																			125,000
Number of shares received																																			4,239,436	4,239,436
Conversion price, percentage of the average trading price													61.00%
Fixed interest rate													8.00%
Conversion price												$ 0.0525	$ 0.00009
Debt discount amortization								20,017					43,475
Amount of debt converted												10,000
Shares issued for notes payable conversion												190,476
Repayment of debt											90,003
Cancelled shares		2,000,000	2,000,000	2,100,000
Convertible note payable													68,000
Common stock issued for service, shares	4,239,436																									1,000,000
Common stock issued for service	$ 127,183																									$ 50,000